UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1: Report to Shareholders

Africa & Middle East Fund	October 31, 2008

The views and opinions in this report were current as of October 31, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Manager’s Letter

Fellow Shareholders

Emerging market stocks plunged as investors fled riskier assets in the 6- and 12-month periods ended October 31, 2008. Equities in Africa and the Middle East held up somewhat better than shares in other developing regions, but our target markets were not immune to the global financial crisis, and returns to investors were sharply negative. Declines in Middle East markets were exacerbated by the departure of speculative short-term investments following the steep drop in oil prices and the realization that countries in the region would not revalue their currencies versus the U.S. dollar.

We are disappointed to report that your fund returned -49.21% in the last six months and -40.81% in the one-year period ended October 31, 2008. As shown in the Performance Comparison table, the fund fared worse than its benchmark in the last six months but performed in line with the index in the 12-month period.

HIGHLIGHTS

• Equities in Africa and the Middle East plunged as the global financial crisis deepened in the year ended October 31, 2008.

• Your fund performed in line with its benchmark index in the 12-month period.

• Although financial companies were among the largest performance detractors in the last six months, we still believe that the fundamentals for Middle East commercial banks are strong.

• Despite the brutal global stock market sell-off in recent months, economies in our target regions are strong, and many countries have amassed vast reserves during years of high commodity and oil prices.

Results in the last six months reflect poor performance of our holdings in Egypt, whose market fell 58% in part because of rising inflation; in South Africa, where our platinum companies plunged with the price of the commodity; and in Oman and the United Arab Emirates (UAE), where markets dropped about 50% amid profit taking and concerns about a property price bubble, respectively. For the 12-month period, our investments in Oman, Bahrain, and Qatar held up relatively well, but sharp declines in our Egyptian and South African holdings offset this advantage.

We, like you, are shocked by the depth of the downturn and the speed at which the market environment deteriorated in the last few months. We know your investment is very important to you—whether you are saving for your retirement, your child’s education, or some other worthy cause. We remain committed to seeking long-term capital growth and will continue to search on your behalf for the best long-term investment opportunities in our target regions.

You may have noticed a slight change in the fund’s benchmark compared with six months ago. The index no longer excludes Kuwait. In the last few months, we made our first investments in Kuwait following that country’s reduction of the capital gains tax on foreign investors from 55% to 15%. The fund and its benchmark continue to exclude Saudi Arabia because its market is not yet open to overseas investors and Israel because the country’s economy shares more of the characteristics of a developed market than an emerging market.

WHY INVEST IN AFRICA AND THE MIDDLE EAST?

The sharp decline in African and Middle Eastern markets in the last few months has been very unsettling. Although we cannot be sure how long the global financial crisis will weigh on the markets, we continue to believe that these regions offer excellent long-term prospects. We would like to welcome new investors to the fund and briefly review for all investors the case for investing in African and Middle Eastern markets.

Africa
• Excluding South Africa, growth in the sub-Saharan part of the continent has been strong for much of this decade, a marked turnaround from the 1980–1999 period when the region’s expansion lagged the rest of the world.

• The boom in commodity prices in the last few years has improved the terms of trade for many African countries that export oil, precious metals, bulk commodities, and agricultural produce. In addition, China has actively pursued bilateral agreements to secure supplies for its resource-hungry economy, and it is likely to remain a long-term trade partner.

• Many African countries have been able to reduce their debt obligations, thanks in part to favorable cancellation terms offered by creditor nations in the West and by global institutions. This has enabled them to accumulate exchange reserves that help promote currency stability and, in some cases, currency appreciation.

• Many African nations are implementing economic policies that emphasize fiscal restraint and help lower inflation, while the spread of democracy has helped to build political, social, and economic accountability. All of these developments have stimulated investment.

Middle East
• Since prices bottomed in the late 1990s, increased revenues from oil have fueled the economic growth of countries in the Gulf Cooperation Council (GCC): Bahrain, Kuwait, Oman, Qatar, Saudi Arabia, and the UAE.

• GCC countries have robust economic fundamentals and substantial current account surpluses that we believe are likely to continue expanding, unless the recent decline in oil prices is sustained.

• Although the region has had oil-driven booms in the 1970s and 1980s, what’s different this time is that GCC countries are opening their economies in an attempt to decrease their dependence on crude oil. Specifically, governments are trying to increase non-oil revenues through government-led investment.

• After years of underinvestment in areas such as housing, numerous infrastructure projects in the region are under way. Qatar, for example, has several high-profile projects related to infrastructure, financial services, and tourism. Such projects are encouraging improvements in the political and legislative climate of other GCC countries.

Despite the brutal global stock market sell-off in recent months, economies in our target regions are strong, and many countries have amassed vast reserves during years of high commodity and oil prices. Slower global growth and the recent drop in commodity prices will have an impact on Africa and the Middle East, but regional growth is likely to be underpinned by government spending on infrastructure and investments in many sectors.

PORTFOLIO REVIEW

Middle East
The five GCC countries in which we currently invest—Qatar, the UAE, Oman, Kuwait, and Bahrain—accounted for almost 70% of the fund’s assets at the end of October. Egypt, Jordan, and Lebanon represented approximately 20% of assets.

Many of our holdings in the Middle East are financial companies, which were among the largest performance detractors in the last six months. Some companies, such as Dubai Financial Markets, tumbled due to their exposure to the capital markets. Property stocks, such as Emaar Properties and Aldar Properties in the UAE, plunged amid concerns that a speculative property bubble could burst as investors are forced to deleverage their investments. In addition, commercial banks such as National Bank of Oman and Commercial Bank of Qatar were hit by the global credit crisis and concerns about slowing growth. We like commercial banks because lenders are often among the first beneficiaries of an expanding emerging economy, experiencing significant revenue growth as demand for both retail and business credit increases. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Although liquidity among financial companies has become an issue in some parts of the region, especially Dubai, we continue to believe that the fundamentals for Middle East banks are strong. They are well capitalized, have little or no exposure to “structured” investments such as the ones that have disrupted the U.S. credit market, and should continue to benefit from loan growth, albeit at a slower pace.

Poor performance of companies involved in regional infrastructure development also detracted significantly from our results in the last six months. Construction and engineering companies Orascom Construction (based in Egypt) and Galfar Engineering & Contracting (based in Oman) were among the worst performers in the entire portfolio, hammered by concerns about slower economic growth. Omani companies Raysut Cement and Oman Cement tumbled for the same reason. Despite the global economic downturn and the possibility of financing issues in the near term, we believe that regional infrastructure development will remain a long-term trend. Many infrastructure projects in the Middle East were initiated when oil prices were well below today’s levels and thus are unlikely to be derailed by reduced oil revenues.

Africa
South African stocks plunged nearly 43% in the last six months. The market was hampered by double-digit inflation and interest rates, a weakening currency, and reliance on external financing to fund a growing trade deficit. Although our weighting in the country was fairly small (5.4% of assets at the end of October), our exposure to platinum mining companies—Aquarius Platinum, Impala Platinum Holdings, and Northam Platinum—contributed to the fund’s poor performance. Demand for platinum, which is used in catalytic converters, fell sharply as global demand for automobiles declined. Production delays and labor strikes have contributed to the mining companies’ woes. We eliminated Aquarius and Northam but maintained our investment in Impala, as we believe it will fare better in this challenging environment than its competitors.

In sub-Saharan Africa, we own only one other stock—Nigerian bank Guaranty Trust Bank. As markets open and new investment opportunities become available, we will look to add to our African exposure.

OUTLOOK

Investors in emerging markets often have had to brace for a wild ride, but the most recent period has been especially painful, and we, like you, are disappointed with the poor performance of the markets and the fund. But despite the sharp stock market and commodity price declines and signs of liquidity constraints in certain parts of our target regions, we continue to believe in the long-term prospects for Africa and the Middle East.

We expect GDP growth to remain strong, and while earnings growth will slow from the heady pace seen over the last year, growth should remain very attractive in a global context. Valuations are at a slight premium to emerging markets as a whole, but they have fallen significantly and are very attractive. Nevertheless, markets in our target regions are nascent, and periods of high volatility should be expected.

Although the markets and economies in our target regions seemed to be moving in lockstep in the last few years, we are beginning to see signs of differentiation. For example, the economies of Qatar and Oman remain strong, whereas parts of the UAE are showing signs of weakening due to a speculative property market bubble and reliance on external debt funding to support its growth. We will closely monitor this trend and look to take advantage of attractively valued long-term investment opportunities.

The fund remains highly concentrated, with more than 80% of assets in six Middle East countries and more than 50% of assets invested in the financials sector. These allocations reflect our belief that these are currently some of the best opportunities for long-term capital appreciation. As markets develop and deepen and new opportunities appear, we will seek to diversify the portfolio into African countries and other market sectors over time. We are actively researching new and interesting candidates for investment.

Once again, we would like to welcome all new shareholders to the fund, and we thank you for your confidence in our investment management abilities, particularly during this extraordinarily difficult period for the financial markets. In closing, we would like to remind you that, due to the risks and volatility inherent in emerging market stocks, particularly in Africa and the Middle East, this fund is for long-term investors and should represent only a small portion of a well-diversified portfolio.

Respectfully submitted,

Christopher D. Alderson
Portfolio Manager

November 15, 2008

The portfolio manager has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

PORTFOLIO MANAGER CHANGE

As you may know, Chris Alderson will succeed David Warren as president of T. Rowe Price International at the end of March 2009, and Joseph Rohm will succeed Mr. Alderson as chairman of the Africa & Middle East Fund’s Investment Advisory Committee, effective March 31, 2009. Mr. Rohm has eight years of investment experience, three of which are with T. Rowe Price, and he currently serves on the fund’s Investment Advisory Committee. Since mid-2007, Mr. Rohm’s research has been entirely focused on Africa and the Middle East. He has worked closely with Mr. Alderson on these markets and has traveled extensively throughout the region. Mr. Alderson will remain on the fund’s Investment Advisory Committee.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country, limited geographic region, or emerging markets tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

S&P/IFCG Middle East & Africa Index: An index created by Standard & Poor’s that measures the performance of the most active stocks in emerging Middle Eastern and African markets. S&P uses data from the International Finance Corporation to create this capitalization-weighted index.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
BAHRAIN 1.8%		
Common Stocks 1.8%		
Gulf Finance House, GDR (USD)	304,848	5,182
Total Bahrain (Cost $7,750)		5,182
EGYPT 8.0%		
Common Stocks 8.0%		
EFG Hermes	1,538,453	6,854
El Sewedy Cables	244,315	2,811
Orascom Construction, GDR (USD)	67,153	4,552
Orascom Development (CHF) (1)	76,855	2,226
Orascom Telecom, GDR (USD)	210,000	6,577
Total Egypt (Cost $43,164)		23,020
JORDAN 8.1%		
Common Stocks 8.1%		
Arab Potash	228,535	11,423
Housing Bank for Trade & Finance	937,100	11,990
Total Jordan (Cost $31,915)		23,413
KUWAIT 9.5%		
Common Stocks 9.5%		
Global Investment House KSCC, GDR (USD) (1)	1,284,900	17,989
National Bank of Kuwait (1)	1,607,500	9,260
Total Kuwait (Cost $35,531)		27,249
LEBANON 4.1%		
Common Stocks 4.1%		
Banque Audi, GDR (USD)	172,856	11,815
Total Lebanon (Cost $13,981)		11,815

NIGERIA 1.1%		
Common Stocks 1.1%		
Guaranty Trust Bank, GDR (USD)	599,022	3,303
Total Nigeria (Cost $6,896)		3,303
OMAN 13.1%		
Common Stocks 13.1%		
Bank Muscat (SAOG)	4,328,553	10,246
Bank Muscat (SAOG), GDR, Regulation S Shares (USD)	77,200	710
Galfar Engineering & Contracting	5,031,814	10,018
National Bank of Oman	7,724,650	7,821
Raysut Cement	2,751,803	9,004
Total Oman (Cost $74,179)		37,799
QATAR 26.0%		
Common Stocks 26.0%		
Commercial Bank of Qatar	589,170	11,036
Industries Qatar	477,554	14,530
Qatar Electricity & Water	523,100	11,857
Qatar Insurance	249,319	6,716
Qatar Islamic Bank	539,947	14,168
Qatar National Bank	393,390	16,582
Total Qatar (Cost $109,580)		74,889
SOUTH AFRICA 5.4%		
Common Stocks 5.4%		
Impala Platinum	571,571	5,999
MTN Group	845,220	9,538
Total South Africa (Cost $34,786)		15,537

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

($000s)

	Year Ended 10/31/08
Investment Income (Loss)	
Income	
Dividend	$ 24,713
Other	66
Total income	24,779
Expenses	
Investment management	5,764
Shareholder servicing	688
Prospectus and shareholder reports	61
Custody and accounting	408
Registration	109
Legal and audit	48
Directors	7
Miscellaneous	155
Repayments of fees and expenses	
Investment management fees repaid	10
Total expenses	7,250
Net investment income	17,529
Realized and Unrealized Gain (Loss)	
Net realized gain (loss)	
Securities	(156,146)
Foreign currency transactions	(706)
Net realized loss	(156,852)
Change in net unrealized gain (loss)	
Securities	(181,383)
Other assets and liabilities denominated in foreign currencies	11
Change in net unrealized loss	(181,372)
Net realized and unrealized loss	(338,224)
DECREASE IN NET ASSETS FROM OPERATIONS	$ (320,695)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on September 4, 2007. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncements In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosure of fair value measurements in the financial statements. It is effective for the fund’s fiscal year beginning November 1, 2008. Management expects adoption of FAS 157 will have no material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2008, approximately 97% of the fund’s net assets were invested, directly or through its investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $929,845,000 and $386,867,000, respectively, for the year ended October 31, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of currency gains and losses. For the year ended October 31, 2008, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Distributions during the periods ended October 31, 2008 and October 31, 2007, totaled $133,000 and $0, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2008, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2008, all unused capital loss carryforwards expire in fiscal 2016.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2008, the effective annual group fee rate was 0.30%.

The fund is also subject to a contractual expense limitation through February 28, 2010. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.75%. For a period of three years after the date of any reimbursement or waiver, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. Pursuant to this agreement, management fees in the amount of $10,000 were repaid to the manager during the year ended October 31, 2008. At October 31, 2008, there were no amounts subject to repayment. For the year ended October 31, 2008, the fund operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended October 31, 2008, expenses incurred pursuant to these service agreements were $203,000 for Price Associates, $469,000 for T. Rowe Price Services, Inc., and $1,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2008, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 250,397 shares of the fund, representing less than 1% of the fund’s net assets.

NOTE 6 - INTERFUND BORROWING PROGRAM

Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The manager has developed a program that provides temporary liquidity under an interfund borrowing agreement between the fund and other T. Rowe Price-sponsored mutual funds and permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2008, the fund incurred $34,000 in interest expense related to outstanding borrowings on 89 days, in the average amount of $6,898,000, and at an average annual rate of 2.02%. At October 31, 2008, there were no borrowings outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Africa & Middle East Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Africa & Middle East Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008, by correspondence with the custodian, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2008

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/08

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $133,000 from short-term capital gains.

For taxable non-corporate shareholders, $15,286,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $16,840,000 and foreign taxes paid of $45,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Under Armour (8/08 to present); Director,
1991	Vornado Real Estate Investment Trust (3/04 to present); Director,
Mercantile Bankshares (2002 to 2007); Member, Advisory Board,
Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and manage-
(1943)	ment advisory firm (10/95 to present); Chairman, The Haven Group,
1988	a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present);
(1938)	Director, Golden Star Resources Ltd. (5/92 to present); Director,
2001	Pacific Rim Mining Corp. (2/02 to present); Director, B.C. Corporation
(3/08 to present); Chairman, Canyon Resources Corp. (8/07 to
3/08); Director, Atna Resources Ltd. (3/08 to present)

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Federal National
2003	Mortgage Association (9/06 to present); Director, Norfolk Southern
(2/08 to present); Director, Georgia Pacific (5/04 to 12/05);
Managing Director and President, Global Private Client Services,
Marsh Inc. (1999 to 2003)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
2001	Advisors, L.P. (10/92 to present)

*Each independent director oversees 126 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[126]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Global Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price
Services, Inc.; Director, T. Rowe Price International, Inc.; Chief
Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[72]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
student, Sussex University and Stockholm
School of Economics (to 2003)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Jeffrey W. Arricale, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President,	Group, Inc.
International Funds

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Jose Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Archibald A. Ciganer, CFA (1966)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Associate, Investment
Banking, CTI Tokyo (to 2003); Senior Associate,
Corporate Finance Tokyo (to 2005)

Richard N. Clattenburg, CFA (1979)	Vice President, T. Rowe Price; formerly Financial
Vice President, International Funds	Analyst, Goldman Sachs (to 2005)

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., T. Rowe Price International, Inc.,
International Funds	and T. Rowe Price Trust Company

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President,	T. Rowe Price International, Inc.; Vice President
International Funds	and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe
Vice President, International Funds	Price Group, Inc.; formerly Analyst, Soros Fund
Management (to 2006)

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

May Foo, CFA (1977)	Vice President, T. Rowe Price International, Inc.
Vice President, International Funds

Niall P. Gallagher, CFA (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
European Analyst and Portfolio Manager, Merrill
Lynch (London) (to 2006)

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., and T. Rowe Price International, Inc.
International Funds

Rahul Ghosh (1976)	Vice President, T. Rowe Price International,
Vice President, International Funds	Inc.; formerly Financial Analyst, Warburg
Pincus (Singapore) (to 2004)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer,	T. Rowe Price; Vice President, T. Rowe Price
International Funds	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc.,
Vice President, International Funds	and T. Rowe Price International, Inc.; formerly
Investment Manager, Baillie Gifford (to 2006)

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Executive Vice President,	Services Limited, T. Rowe Price Group, Inc.,
International Funds	and T. Rowe Price International, Inc.

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company; formerly
Partner, PricewaterhouseCoopers, LLP (to 2007)

Kris H. Jenner, M.D., D.Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., and T. Rowe Price International, Inc.
International Funds

Lillian Yan Li, CFA (1979)	Employee, T. Rowe Price; formerly Analyst,
Vice President, International Funds	Deutsche Bank (Hong Kong) (to 2007)

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Susanta Mazumdar (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Director of Equity Research, UBS India
Securities (to 2003)

Inigo Mijangos (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Kepler Equities (to 2005); Financial
Analyst, Credit Agricole Indosuez Cheuvreux
(Spain) (to 2004)

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., T. Rowe Price International, Inc.,
International Funds	and T. Rowe Price Trust Company

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Hwee Jan Ng, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Vice
President of Equity Research, Merrill Lynch
Investment Managers (Singapore) (to 2005)

Elena Nikolaeva (1980)	Employee, T. Rowe Price; formerly Equity
Vice President, International Funds	Analyst, J.P. Morgan (London) (to 2007);
Analyst, PricewaterhouseCoopers, LLP (London)
(to 2005)

Sridhar Nishtala (1975)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Analyst, JM Morgan Stanley Private
Limited (Mumbai) (to 2004)

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe
Price Group, Inc., T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan
Services, Inc.

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.;
formerly Senior Investment Analyst, ABN Amro
Asset Management (to 2004)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group,
Inc.; formerly Fund Manager, INVESCO Asset
Management (Tokyo) (to 2004)

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price International,
Vice President, International Funds	Inc.; formerly Analyst, F&C Asset Management
(London) (to 2006); Senior Equity Analyst,
Citigroup (London) (to 2004)

S. Leigh Robertson, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President,	International, Inc.
International Funds

Joseph Rohm (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Equity
Analyst, Insight Investment (to 2005)

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Jeffrey Rottinghaus, CPA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Francisco Sersale (1980)	Employee, T. Rowe Price; formerly Investment
Vice President, International Funds	Analyst, Explorador Capital Management, LLC
(to 2005); Paralegal, Morris, James, Hitchens &
Williams (to 2002)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,	Group, Inc., and T. Rowe Price Trust Company
International Funds

Jonty Starbuck (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Miki Takeyama (1970)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited and T. Rowe Price Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President,	T. Rowe Price International, Inc.
International Funds

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price International, Inc.;
Vice President, International Funds	formerly Senior Research Analyst, F&C Asset
Management (to 2003)

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global
President, International Funds	Asset Management Limited, and T. Rowe Price
Global Investment Services Limited; Vice
President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.

Hiroshi Watanabe (1975)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited; formerly Deputy Director,
Space Industry Office with the Ministry of
Economy (Tokyo) (to 2003)

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Telecoms Analyst and Fund Manager, Deutsche
Asset Management (to 2005)

Clive M. Williams (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Ernest C. Yeung, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Alison Mei Ling Yip (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Analyst, Credit Suisse First Boston (to 2006)

Christopher Yip, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly
Senior Analyst, Mercer Management Consulting
(to 2004)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,174,000 and $1,531,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	December 19, 2008